Inventories, Net (Details) - Schedule of Inventories	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 SGD ($)
Schedule of Inventories [Abstract]
Goods in transit	$ 659,367	$ 489,326	$ 609,963
Inventories	6,394,991	4,745,819	5,919,889
Less: Allowance for inventories write-down	(804,463)	(597,004)	(748,048)	$ (555,138)	$ (491,129)
Inventories, net	$ 6,249,895	$ 4,638,141	$ 5,781,804